UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23091

Gallery Trust
 (Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.   Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Gallery Trust	Mondrian International Value Equity Fund
January 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.2%
QBE Insurance Group Ltd	766,552	$6,968,999
Total Australia		6,968,999

CHINA — 2.2%
China Mobile Ltd	1,542,000	12,621,499
Total China		12,621,499

DENMARK — 1.6%
ISS A/S	390,286	9,472,332
Total Denmark		9,472,332

FRANCE — 7.3%
Cie de Saint-Gobain SA	403,335	15,243,631
Sanofi SA	165,946	15,943,789
Societe Generale SA	347,465	11,223,975
Total France		42,411,395

GERMANY — 9.8%
Allianz SE	60,596	14,487,079
Continental AG	131,019	14,887,829
Daimler AG	233,064	10,758,357
Deutsche Telekom AG	427,871	6,928,667
Evonik Industries AG	352,634	9,645,253
Total Germany		56,707,185

HONG KONG — 5.7%
CK Hutchison Holdings Ltd	1,904,500	16,769,118
Jardine Matheson Holdings Ltd	95,315	5,294,508
WH Group Ltd	11,830,000	11,138,741
Total Hong Kong		33,202,367

ITALY — 4.9%
Enel SpA	1,663,802	14,484,485

Gallery Trust	Mondrian International Value Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
ITALY — continued
Eni SpA	967,952	$13,601,429
Total Italy		28,085,914

JAPAN — 25.1%
Coca-Cola Bottlers Japan Holdings Inc	459,900	12,095,328
FUJIFILM Holdings Corp	334,100	16,620,954
Fujitsu Ltd	104,800	11,144,593
Honda Motor Co Ltd	550,600	14,078,080
Isuzu Motors Ltd	452,200	4,459,640
Kyocera Corp	202,500	13,283,781
Mitsubishi Electric Corp	730,100	10,095,555
Nippon Telegraph & Telephone Corp	302,300	7,700,920
Otsuka Holdings Co Ltd	238,900	10,637,598
Secom Co Ltd	8,800	779,946
Sekisui Chemical Co Ltd	522,100	8,648,173
Sumitomo Electric Industries Ltd	449,800	5,993,388
Takeda Pharmaceutical Co Ltd	448,800	17,185,172
Tokio Marine Holdings Inc	236,552	12,847,551
Total Japan		145,570,679

NETHERLANDS — 3.6%
Ahold Delhaize NV	149,437	3,666,857
Royal Dutch Shell PLC Class B^	643,944	16,971,486
Total Netherlands		20,638,343

SINGAPORE — 4.6%
Singapore Telecommunications Ltd	3,160,902	7,603,866
United Overseas Bank Ltd	1,011,040	18,859,035
Total Singapore		26,462,901

Gallery Trust	Mondrian International Value Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SPAIN — 2.8%
Banco Santander SA	4,159,661	$16,317,589
Total Spain		16,317,589

SWEDEN — 2.6%
Telia Co AB	3,518,238	15,054,504
Total Sweden		15,054,504

SWITZERLAND — 5.3%
ABB Ltd	617,966	14,396,081
Novartis AG	123,310	11,627,747
Zurich Insurance Group AG	11,942	4,949,167
Total Switzerland		30,972,995

TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing Co Ltd	764,000	7,892,806
Taiwan Semiconductor Manufacturing Co Ltd ADR	37,724	2,034,832
Total Taiwan		9,927,638

UNITED KINGDOM — 21.4%
BP PLC	2,100,430	12,674,390
G4S PLC	3,443,450	8,852,943
GlaxoSmithKline PLC	696,997	16,356,421
John Wood Group PLC	1,325,561	6,597,448
Kingfisher PLC	3,900,242	10,450,440
Lloyds Banking Group PLC	22,570,600	16,831,898
National Grid PLC	177,311	2,352,863
SSE PLC	993,808	19,818,068
Tesco PLC	4,578,136	14,896,767
Travis Perkins PLC	224,260	4,583,056
WPP PLC	878,828	10,918,472
Total United Kingdom		124,332,766

Gallery Trust	Mondrian International Value Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
Total Common Stock
(Cost $575,551,414)		578,747,106

PREFERRED STOCK — 0.1%

GERMANY — 0.1%
Bayerische Motoren Werke AG, 4.66%	13,304	741,972

Total Preferred Stock
(Cost $963,310)		741,972
Total Value of Securities — 99.9%
(Cost $576,514,724)		$579,489,078

Percentages are based on Net Assets of $580,043,114.

^ Security traded on the London Stock Exchange.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

Gallery Trust	Mondrian International Value Equity Fund
January 31, 2020 (Unaudited)

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$6,968,999	$—	$6,968,999
China	—	12,621,499	—	12,621,499
Denmark	—	9,472,332	—	9,472,332
France	—	42,411,395	—	42,411,395
Germany	—	56,707,185	—	56,707,185
Hong Kong	—	33,202,367	—	33,202,367
Italy	—	28,085,914	—	28,085,914
Japan	—	145,570,679	—	145,570,679
Netherlands	—	20,638,343	—	20,638,343
Singapore	—	26,462,901	—	26,462,901
Spain	—	16,317,589	—	16,317,589
Sweden	—	15,054,504	—	15,054,504
Switzerland	—	30,972,995	—	30,972,995
Taiwan	2,034,832	7,892,806	—	9,927,638
United Kingdom	—	124,332,766	—	124,332,766
Total Common Stock	2,034,832	576,712,274	—	578,747,106
Preferred Stock	—	741,972	—	741,972
Total Investments in Securities	$2,034,832	$577,454,246	$—	$579,489,078

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-001-0800

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
January 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%
	Number of Shares	Value (U.S. $)
BRAZIL — 7.7%
Embraer SA ADR	35,380	$595,799
Hypera SA *	66,300	550,668
Itau Unibanco Holding SA ADR	68,165	518,736
Suzano Papel e Celulose SA	33,400	308,372
Total Brazil		1,973,575

CHINA — 32.6%
Alibaba Group Holding Ltd *	42,500	1,068,691
Alibaba Group Holding Ltd ADR *	3,212	663,567
Brilliance China Automotive Holdings Ltd	136,000	120,245
China Medical System Holdings Ltd	318,000	422,638
China Merchants Bank Class H	190,000	911,308
China Mobile Ltd	72,500	593,423
CSPC Pharmaceutical Group	194,000	425,398
Hengan International Group Co Ltd	48,000	348,099
Jiangsu Yanghe Brewery Joint-Stock Class A	28,715	438,943
Midea Group Co Ltd Class A	80,903	618,369
NetEase ADR	1,760	564,538
Ping An Insurance Group Co of China Ltd Class H	121,500	1,362,789
SAIC Motor Corp Ltd Class A	79,710	252,724
Tingyi Cayman Islands Holding Corp Class H	338,000	569,811
Total China		8,360,543

HONG KONG — 3.3%
Sands China Ltd	72,400	346,695
WH Group Ltd	522,500	491,969
Total Hong Kong		838,664

INDIA — 11.3%
Bajaj Auto Ltd	6,726	299,292
HCL Technologies Ltd	68,383	567,375
Housing Development Finance Corp Ltd	11,987	404,956

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
INDIA (continued)
Indiabulls Housing Finance Ltd	100,274	$429,942
Infosys Ltd Sponsored ADR	39,075	428,262
Larsen & Toubro Ltd GDR	11,316	217,146
Lupin Ltd	23,587	237,558
Vedanta Ltd	167,281	321,706
Total India		2,906,237

INDONESIA — 1.6%
Bank Rakyat Indonesia Persero Tbk PT	1,245,300	403,386
Total Indonesia		403,386

MALAYSIA — 2.5%
Genting Malaysia Bhd	340,700	250,283
Malayan Banking Bhd	184,045	377,970
Total Malaysia		628,253

MEXICO — 3.6%
Fibra Uno Administracion SA de CV REIT	367,652	604,144
Grupo Financiero Banorte SAB de CV Class O	50,701	312,462
Total Mexico		916,606

PERU — 0.8%
Credicorp Ltd	1,018	210,298
Total Peru		210,298

RUSSIA — 5.3%
Gazprom PJSC ADR	95,048	664,386
LUKOIL PJSC ADR	6,771	691,522
Total Russia		1,355,908

SOUTH AFRICA — 3.5%
Mondi	28,390	576,365

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH AFRICA (continued)
Sasol Ltd	20,938	$333,206
Total South Africa		909,571

SOUTH KOREA — 12.0%
Korea Zinc Co Ltd	422	134,122
LG Chem Ltd	3,306	930,129
Samsung Electronics Co Ltd	17,587	822,133
Samsung Electronics Co Ltd GDR	318	376,205
Samsung Fire & Marine Insurance Co Ltd	1,617	284,946
Shinhan Financial Group Co Ltd	16,172	527,568
Total South Korea		3,075,103

TAIWAN — 10.3%
ASE Technology Holding Co Ltd	169,000	409,293
CTBC Financial Holding	533,000	386,688
Mega Financial Holding Co Ltd	247,000	257,171
Taiwan Semiconductor Manufacturing Co Ltd ADR	29,521	1,592,363
Total Taiwan		2,645,515

THAILAND — 1.0%
Kasikornbank PCL NVDR	56,400	252,961
Total Thailand		252,961

UNITED ARAB EMIRATES — 1.3%
First Abu Dhabi Bank PJSC	80,334	338,467
Total United Arab Emirates		338,467

Total Common Stock
(Cost $22,957,516)		24,815,087

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
January 31, 2020 (Unaudited)

PREFERRED STOCK — 2.1%
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 2.1%
Samsung Electronics Co Ltd**	13,698	$538,589

Total Preferred Stock
(Cost $432,265)		538,589
Total Value of Securities — 98.9%
(Cost $23,389,781)		$25,353,676

Percentages are based on Net Assets of $25,624,544.

*	Non-income producing security.
**	There is currently no rate available.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Ltd. — Limited
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$1,973,575	$—	$—	$1,973,575
China	1,228,105	7,132,438	—	8,360,543
Hong Kong	—	838,664	—	838,664
India	645,408	2,260,829	—	2,906,237
Indonesia	—	403,386	—	403,386
Malaysia	—	628,253	—	628,253
Mexico	916,606	—	—	916,606
Peru	210,298	—	—	210,298
Russia	1,355,908	—	—	1,355,908
South Africa	—	909,571	—	909,571
South Korea	376,205	2,698,898	—	3,075,103
Taiwan	1,592,363	1,053,152	—	2,645,515
Thailand	—	252,961	—	252,961

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
January 31, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
United Arab Emirates	$—	$338,467	$—	$338,467
Total Common Stock	8,298,468	16,516,619	—	24,815,087
Preferred Stock	—	538,589	—	538,589
Total Investments in Securities	$8,298,468	$17,055,208	$—	$25,353,676

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-001-0800

Gallery Trust	Mondrian International Government Fixed Income Fund
January 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 91.0%
	Face Amount (Local Currency)		Value (U.S. $)
AUSTRALIA — 3.8%
Australia Government Bond
5.750%, 05/15/21	AUD	155,000	$110,407
4.750%, 04/21/27	AUD	450,000	383,546
3.250%, 04/21/25	AUD	226,000	170,824
3.000%, 03/21/47	AUD	385,000	340,761
Total Australia			1,005,538

AUSTRIA — 4.5%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	710,000	1,183,639
Total Austria			1,183,639

BELGIUM — 4.3%
Kingdom of Belgium Government Bond
1.000%, 06/22/26 (A)	EUR	950,000	1,148,635
Total Belgium			1,148,635

CANADA — 2.1%
Canadian Government Bond
5.000%, 06/01/37	CAD	224,000	263,008
1.500%, 06/01/26	CAD	200,000	153,113
0.750%, 09/01/21	CAD	170,000	127,018
Total Canada			543,139

FINLAND — 4.9%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	1,099,000	1,299,289
Total Finland			1,299,289

FRANCE — 2.3%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	300,000	393,129
0.500%, 05/25/25	EUR	195,000	228,022
Total France			621,151

Gallery Trust	Mondrian International Government Fixed Income Fund
January 31, 2020 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
GERMANY — 5.1%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/44	EUR	100,000	$180,188
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	112,000,000	1,184,301
Total Germany			1,364,489

ITALY — 10.7%
Italy Buoni Poliennali Del Tesoro
4.750%, 09/01/44 (A)	EUR	100,000	174,434
2.950%, 09/01/38 (A)	EUR	500,000	675,684
2.000%, 02/01/28	EUR	850,000	1,039,335
1.450%, 05/15/25	EUR	308,000	360,906
0.050%, 04/15/21	EUR	535,000	595,681
Total Italy			2,846,040

JAPAN — 18.1%
Japan Government Thirty Year Bond
2.400%, 12/20/34	JPY	110,000,000	1,359,765
0.300%, 06/20/46	JPY	80,000,000	732,924
Japan Government Twenty Year Bond
1.600%, 06/20/30	JPY	137,000,000	1,480,328
0.200%, 06/20/36	JPY	131,400,000	1,222,358
Total Japan			4,795,375

MALAYSIA — 2.0%
Malaysia Government Bond
4.254%, 05/31/35	MYR	900,000	242,138
4.181%, 07/15/24	MYR	1,113,000	284,653
Total Malaysia			526,791

MEXICO — 3.0%
Mexican Bonos
8.500%, 11/18/38	MXN	1,263,000	77,831
8.000%, 11/07/47	MXN	12,000,000	715,719
Total Mexico			793,550

Gallery Trust	Mondrian International Government Fixed Income Fund
January 31, 2020 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
NETHERLANDS — 4.9%
Netherlands Government Bond
5.500%, 01/15/28	EUR	250,000	$410,417
2.750%, 01/15/47 (A)	EUR	250,000	477,200
0.500%, 01/15/40 (A)	EUR	250,000	303,955
0.250%, 07/15/29 (A)	EUR	100,000	117,221
Total Netherlands			1,308,793

NEW ZEALAND — 7.7%
New Zealand Government Bond
5.500%, 04/15/23	NZD	811,000	598,031
4.500%, 04/15/27	NZD	900,000	712,575
2.750%, 04/15/37	NZD	986,000	738,001
Total New Zealand			2,048,607

SUPRANATIONAL — 13.6%
Asian Development Bank
2.350%, 06/21/27	JPY	110,000,000	1,214,681
European Financial Stability Facility
0.950%, 02/14/28	EUR	990,000	1,205,719
European Investment Bank
2.150%, 01/18/27	JPY	109,000,000	1,181,165
Total Supranational			3,601,565

UNITED KINGDOM — 4.0%
United Kingdom Gilt
4.500%, 09/07/34	GBP	147,638	295,332
4.250%, 09/07/39	GBP	370,000	778,261
Total United Kingdom			1,073,593

Total Global Bonds
(Cost $22,583,607)			24,160,194

Gallery Trust	Mondrian International Government Fixed Income Fund
January 31, 2020 (Unaudited)

U.S. TREASURY OBLIGATIONS — 7.1%
	Face Amount (Local Currency)	Value (U.S. $)
United States Treasury Bond
2.750%, 08/15/42	$575,000	$655,702
United States Treasury Notes
1.625%, 02/15/26	1,125,000	1,139,721
1.250%, 03/31/21	94,800	94,552

Total U.S. Treasury Obligations
(Cost $1,662,238)		1,889,975
Total Value of Securities — 98.1%
(Cost $24,245,845)		$26,050,169

A list of the open forward foreign currency exchange contracts held by the Fund at January 31, 2020 is as follows:

Counterparty	Maturity Date	Currency to Deliver			Currency to Receive	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	04/30/20	USD	2,521,628	EUR	2,279,500	$20,385
Brown Brothers Harriman	04/30/20	USD	1,573,286	GBP	1,205,500	22,388
Brown Brothers Harriman	04/30/20	USD	340,439	JPY	36,957,000	2,344
Brown Brothers Harriman	04/30/20	USD	793,565	SEK	7,595,500	(1,265)
Brown Brothers Harriman	04/30/20	NZD	3,170,500	USD	2,069,836	18,011
Brown Brothers Harriman	04/30/20	AUD	1,500,500	USD	1,014,173	7,997
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$69,860

Percentages are based on Net Assets of $26,542,331.

(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of securities as of January 31, 2020 was $4,196,418 and represents 15.8% on Net Assets.

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — Pound Sterling
JPY — Japanese Yen

Gallery Trust	Mondrian International Government Fixed Income Fund
January 31, 2020 (Unaudited)

MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — United States Dollar

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$24,160,194	$—	$24,160,194
U.S. Treasury Obligations	1,139,721	750,254	—	1,889,975
Total Investments in Securities	$1,139,721	$24,910,448	$—	$26,050,169

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$71,125	$—	$71,125
Unrealized Depreciation	—	(1,265)	—	(1,265)
Total Other Financial Instruments	$—	$69,860	$—	$69,860

* Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Amounts designated as “—”are $0 or have been rounded to $0.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-001-0800

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
January 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Number of Shares	Value (U.S. $)
UNITED STATES — 98.0%
Communication Services — 2.4%
National CineMedia Inc	4,887	$36,066

Consumer Discretionary — 2.9%
Cedar Fair LP	797	43,150

Energy — 2.4%
Green Plains Partners LP	2,538	36,141

Financials — 6.2%
Houlihan Lokey Class A	796	41,273
Moelis Class A	1,459	52,524
		93,797
Health Care — 13.0%
Acadia Healthcare Co Inc *	1,428	45,882
AMN Healthcare Services Inc *	664	44,740
Computer Programs & Systems Inc	1,001	26,026
iRadimed Corp *	1,402	35,751
Tivity Health Inc *	1,948	42,164
		194,563
Industrials — 34.5%
AAR Corp	1,084	46,157
Astronics Corp *	1,522	38,354
Barnes Group Inc	737	46,556
Donaldson Co Inc	583	30,229
Douglas Dynamics Inc	619	32,454
EnerSys	586	42,169
GrafTech International	3,429	36,793
Luxfer Holdings PLC	2,670	42,587
Regal Beloit	502	39,387

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Industrials (continued)
SP Plus Corp *	665	$27,804
Tetra Tech Inc	427	36,551
Timken Company	695	36,508
Triumph Group Inc	822	16,793
US Ecology	828	44,720
		517,062
Information Technology — 15.9%
Cabot Microelectronics Corp	296	43,071
Comtech Telecommunications Corp	1,026	29,662
FLIR Systems Inc	755	38,913
MAXIMUS Inc	617	44,270
NIC Inc	2,154	42,498
Vishay Intertechnology Inc	1,994	40,458
		238,872
Materials — 11.0%
AptarGroup Inc	213	24,604
Greif Inc Class A	948	38,318
Innospec Inc	298	30,017
PH Glatfelter Co	1,823	30,444
PolyOne Corp	1,265	41,973
		165,356
Real Estate — 9.7%
American Campus Communities Inc REIT	1,023	46,925
Landmark Infrastructure Partners LP	2,790	48,685
Outfront Media Inc REIT	1,670	49,666
		145,276

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
Total Common Stock
(Cost $1,303,659)		1,470,283
Total Value of Securities — 98.0%
(Cost $1,303,659)		$1,470,283

Percentages are based on Net Assets of $1,499,940.

*	Non-income producing security.

L.P. — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of January 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-001-0800

Gallery Trust	Mondrian Global Listed Infrastructure Fund
January 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%
	Number of Shares	Value (U.S. $)
BRAZIL — 2.8%
CCR SA	10,800	$45,771
Total Brazil		45,771

CANADA — 8.8%
Emera Inc	1,499	66,783
Enbridge Inc	1,921	78,109
Total Canada		144,892

CHINA — 3.1%
Jiangsu Expressway Co Ltd Class H	40,000	49,977
Total China		49,977

FRANCE — 4.8%
Veolia Environnement SA	2,676	78,965
Total France		78,965

GERMANY — 3.2%
Fraport AG Frankfurt Airport Services Worldwide	712	52,984
Total Germany		52,984

INDIA — 3.3%
Power Grid Corp of India Ltd	20,841	54,624
Total India		54,624

ITALY — 8.2%
Atlantia SpA	2,754	67,298
Snam SpA	12,416	66,532
Total Italy		133,830

JAPAN — 4.1%
West Japan Railway Co	800	67,774
Total Japan		67,774

Gallery Trust	Mondrian Global Listed Infrastructure Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MEXICO — 2.3%
Aeroportuario Centro Norte SAB de CV B	4,976	$37,869
Total Mexico		37,869

PORTUGAL — 4.4%
EDP - Energias de Portugal SA	14,191	71,237
Total Portugal		71,237

SPAIN — 4.2%
Naturgy Energy Group SA	2,643	69,542
Total Spain		69,542

UNITED ARAB EMIRATES — 3.6%
DP World PLC	4,258	59,505
Total United Arab Emirates		59,505

UNITED KINGDOM — 15.4%
National Grid PLC	5,111	67,821
Pennon Group PLC	4,530	66,309
Signature Aviation	12,809	49,306
SSE PLC	3,425	68,300
Total United Kingdom		251,736

UNITED STATES — 30.6%
Energy — 2.9%
Williams Co Inc	2,261	46,780

Industrials — 3.9%
Kansas City Southern	380	64,102

Utilities — 23.9%
Dominion Energy	756	64,827
Duke Energy Corp	738	72,051

Gallery Trust	Mondrian Global Listed Infrastructure Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES — continued
Utilities — continued
Edison International	975	$74,636
Evergy Inc	829	59,821
PPL Corporation	1,711	61,921
Xcel Energy Inc	831	57,497
		390,753
Total United States		501,635

Total Common Stock
(Cost $1,369,334)		1,620,341
Total Value of Securities — 98.9%
(Cost $1,369,334)		$1,620,341

Percentages are based on Net Assets of $1,637,833.

CV — Convertible Security
Ltd. — Limited
PLC — Public Limited Company

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$45,771	$—	$—	$45,771
Canada	144,892	—	—	144,892
China	—	49,977	—	49,977
France	—	78,965	—	78,965
Germany	—	52,984	—	52,984
India	—	54,624	—	54,624
Italy	—	133,830	—	133,830
Japan	—	67,774	—	67,774
Mexico	37,869	—	—	37,869
Portugal	—	71,237	—	71,237

Gallery Trust	Mondrian Global Listed Infrastructure Fund
January 31, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Spain	$—	$69,542	$—	$69,542
United Arab Emirates	—	59,505	—	59,505
United Kingdom	66,309	185,427	—	251,736
United States	501,635	—	—	501,635
Total Common Stock	796,476	823,865	—	1,620,341
Total Investments in Securities	$796,476	$823,865	$—	$1,620,341

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-001-0800

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Number of Shares	Value (U.S. $)
BRAZIL — 9.1%
BB Seguridade Participacoes SA	7,100	$57,694
CCR SA	4,500	19,071
Cielo SA	23,100	38,243
Cogna Educacao SA	3,700	10,039
Hypera SA *	6,200	51,495
LOG Commercial Properties e Participacoes SA	259	1,940
MRV Engenharia e Participacoes SA	3,600	17,577
Odontoprev SA	3,600	14,770
Porto Seguro SA	2,200	34,156
Qualicorp SA	11,400	110,097
Smiles Fidelidade SA	3,600	32,490
Wiz Solucoes e Corretagem de Seguros SA	23,700	86,553
Total Brazil		474,125

CHILE — 1.0%
Aguas Andinas SA Class A	84,443	31,654
CAP SA	1,310	7,792
Enel Chile SA	119,374	11,321
Total Chile		50,767

CHINA — 26.5%
361 Degrees International Ltd	46,000	7,202
Agricultural Bank of China Ltd Class H	54,000	20,762
Anhui Expressway Co Ltd Class H	22,000	12,312
Bank of China Ltd Class H	80,000	30,867
Beijing Enterprises Water Group Ltd	26,000	11,608
Beijing Jingneng Clean Energy Co Ltd Class H	234,000	37,216
China Communications Services Corp Ltd Class H	24,000	16,124
China Construction Bank Corp Class H	26,000	19,607
China Dongxiang Group Co Ltd	299,000	30,627
China Everbright Ltd	4,000	6,125

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA — continued
China Galaxy Securities Co Ltd Class H	24,000	$11,851
China Lilang Ltd	37,000	26,127
China Merchants Port Holdings Co Ltd	6,444	9,918
China Mobile Ltd	1,500	12,278
China Pioneer Pharma Holdings Ltd *	106,000	25,522
China Sanjiang Fine Chemicals Co Ltd	188,000	38,223
China Suntien Green Energy Corp Ltd Class H	111,000	28,574
Chongqing Machinery & Electric Co Ltd Class H	156,000	10,008
Chu Kong Shipping Enterprises Group Co Ltd	62,000	9,143
COSCO Shipping International Hong Kong Co Ltd	38,000	11,350
CPMC Holdings Ltd	28,000	10,596
Dongfeng Motor Group Co Ltd Class H	14,000	10,413
Fufeng Group Ltd	27,000	10,393
Great Wall Motor Co Ltd Class H	15,500	10,218
Greatview Aseptic Packaging Co Ltd	74,000	29,402
Guangdong Investment Ltd	10,000	20,287
Guangzhou RF Properties Class H	32,000	48,249
Guorui Properties Ltd	183,000	35,718
Hengan International Group Co Ltd	1,500	10,878
Hisense Home Appliances Group Co Ltd Class H	26,000	26,347
Huabao International Holdings Ltd	129,000	41,428
Industrial & Commercial Bank of China Ltd Class H	19,000	12,557
Jiangsu Expressway Co Ltd Class H	12,000	14,993
Kingboard Holdings Ltd	20,500	53,860
Kingboard Laminates Holdings Ltd	57,500	58,673
Lee Man Paper Manufacturing Ltd	47,000	32,452
Lenovo Group Ltd	120,000	77,898
Qingling Motors Co Ltd Class H	178,000	41,587
Seaspan Corp Class A	3,654	44,103
Shanghai Industrial Holdings Ltd	7,000	12,356
Shanghai Industrial Urban Development Group	7,000	805
Sichuan Expressway Co Ltd Class H	46,000	12,580

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA — continued
Sihuan Pharmaceutical Holdings Group Ltd	223,000	$25,190
Sinopec Shanghai Petrochemical Co Ltd Class H	136,000	34,451
Texhong Textile Group Ltd	11,000	11,509
Wasion Group Holdings Ltd	82,000	32,389
Xingda International Holdings Ltd	146,909	39,385
Xinhua Winshare Publishing and Media Co Ltd Class H	72,000	49,531
Xinyi Solar Holdings Ltd	85,948	60,451
Xtep International Holdings Ltd	28,299	12,797
Yuexiu REIT	84,000	55,096
Yuexiu Transport Infrastructure Ltd	22,000	19,155
Yuzhou Properties Co Ltd	103,917	47,998
Zhejiang Expressway Co Ltd Class H	14,000	11,416
Total China		1,390,605

CZECH REPUBLIC — 0.3%
O2 Czech Republic AS	1,271	13,122
Total Czech Republic		13,122

INDIA — 5.2%
HDFC Bank Ltd Sponsored ADR	1,182	67,705
ICICI Bank Ltd Sponsored ADR	6,688	97,511
Infosys Ltd Sponsored ADR	6,636	72,731
Mahindra and Mahindra Ltd Sponsored GDR	4,501	35,774
Total India		273,721

INDONESIA — 2.8%
Bank Pembangunan Daerah Jawa Timur Tbk PT Class B	1,179,200	54,012
Bukit Asam Tbk PT	301,800	48,463
Tunas Baru Lampung Tbk PT	432,900	26,433

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
INDONESIA — continued
Waskita Beton Precast Tbk PT	993,700	$18,881
Total Indonesia		147,789

MALAYSIA — 2.9%
AirAsia Group Bhd	58,700	20,500
Alliance Bank Malaysia Group Bhd	14,100	8,411
CIMB Group Holdings Bhd	8,969	10,757
Gas Malaysia Bhd	20,700	13,879
Inari Amertron Bhd	32,300	13,706
Lingkaran Trans Kota Holdings Bhd	10,300	11,748
Malaysian Pacific Industries Bhd	7,400	21,458
OSK Holdings Bhd	78,000	18,217
Petronas Chemicals Group Bhd	7,100	10,676
Syarikat Takaful Malaysia Keluarga Bhd	18,300	20,286
Total Malaysia		149,638

MEXICO — 3.5%
Bolsa Mexicana de Valores SAB	8,851	20,606
Concentradora Fibra Danhos SA de CV REIT	17,324	26,680
Concentradora Hipotecaria SAPI de CV REIT	50,495	52,377
Gentera SAB de CV	19,052	21,577
Grupo Aeroportuario Pacifico Class B	1,463	18,115
Grupo Financiero Banorte SAB de CV Class O	4,597	28,331
Wal-Mart de Mexico SAB de CV	5,824	17,042
Total Mexico		184,728

PHILIPPINES — 1.8%
Globe Telecom	1,975	73,371
Manila Electric Co	4,520	22,721
Total Philippines		96,092

POLAND — 1.9%
Asseco Poland SA	4,355	71,782

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
POLAND — continued
Budimex SA	312	$14,780
Polskie Gornictwo Naftowe i Gazownictwo SA	16,538	15,347
Total Poland		101,909

QATAR — 1.0%
Almeera Consumer Goods Co QSC	12,250	53,008
Total Qatar		53,008

SOUTH AFRICA — 7.2%
Absa Group Ltd	4,033	36,493
AECI Ltd	1,654	11,439
Assore Ltd	2,228	36,135
Astral Foods Ltd	2,089	27,584
AVI Ltd Class Y	5,415	27,779
EOH Holdings Ltd *	11,717	6,402
FirstRand Ltd	3,157	12,126
Foschini Group Ltd	916	8,410
Investec Ltd	1,812	10,072
JSE Ltd	2,855	20,846
Liberty Holdings Ltd	5,559	38,836
Metair Investments Ltd	9,296	14,501
Nedbank Group Ltd	645	8,370
Peregrine Holdings Ltd	28,763	36,484
RMB Holdings Ltd	2,463	12,017
Sanlam Ltd	2,364	11,609
Spar Group Ltd	860	10,928
Telkom SA SOC Ltd	12,408	26,564
Truworths International Ltd	1,893	5,519
Tsogo Sun Gaming Ltd	8,611	6,248
Tsogo Sun Hotels Ltd *	8,611	2,141
Woolworths Holdings Ltd	2,930	8,643
Total South Africa		379,146

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 10.0%
Cheil Worldwide Inc	3,239	$57,479
Coway Co Ltd	182	13,407
Daekyo Co Ltd	2,109	10,046
DB Insurance Co Ltd	262	9,285
GS Home Shopping Inc	93	10,175
Hana Financial Group Inc	561	15,526
Huchems Fine Chemical Corp	2,335	38,142
Hyosung Advanced Materials Corp *	25	2,078
Hyosung Chemical Corp	18	1,772
Hyosung Corp *	378	22,460
Hyosung Heavy Industries Corp *	53	995
Hyosung TNC Co Ltd	24	3,316
Hyundai Marine & Fire Insurance Co Ltd	1,626	29,882
Kangwon Land Inc	558	12,872
KB Financial Group Inc	270	9,893
Korea Autoglass Corp	1,619	20,285
KT&G Corp	624	49,671
Kyobo Securities Co Ltd	1,644	11,940
Lotte Food Co Ltd	23	6,937
Meritz Fire & Marine Insurance Co Ltd	2,965	38,974
Mirae Asset Life Insurance Co Ltd	3,026	10,647
Poongsan Holdings Corp	342	9,171
Samsung Fire & Marine Insurance Co Ltd	61	10,749
Seah Besteel Corp	639	6,873
SFA Engineering Corp	496	16,886
Shinhan Financial Group Co Ltd	352	11,483
SK Telecom Co Ltd	273	52,390
Tongyang Life Insurance Co Ltd	7,260	21,850
Woori Financial Group	2,166	18,322
Total South Korea		523,506

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SPAIN — 1.0%
Banco Santander SA	11,918	$49,765
Total Spain		49,765

TAIWAN — 21.0%
Cayman Engley Industrial Co Ltd	3,000	8,683
Charoen Pokphand Enterprise Co Ltd	22,000	45,831
Chunghwa Telecom Co Ltd	5,000	17,850
First Financial Holding Co Ltd	82,820	64,400
Flytech Technology Co Ltd	11,000	26,295
Getac Technology Corp	40,000	65,538
Hiroca Holdings Ltd	4,000	8,154
Inventec Corp	74,000	55,761
Lien Hwa Industrial Holdings Corp	51,450	64,164
Merry Electronics Co Ltd	12,193	58,837
Mitac Holdings Corp	67,850	64,718
Namchow Holdings Co Ltd	21,000	34,360
Pegatron Corp	25,000	51,900
Quanta Computer Inc	31,000	62,962
Rechi Precision Co Ltd	40,000	28,976
San Fang Chemical Industry Co Ltd	14,000	10,330
Senao International Co Ltd	21,000	22,102
Sitronix Technology Corp	10,000	50,533
Supreme Electronics Co Ltd	43,000	46,317
Systex Corp	21,000	56,216
Taiwan Mobile Co Ltd	16,000	56,672
Taiwan Styrene Monomer Corp	42,000	26,767
TXC Corp	25,000	35,906
TYC Brother Industrial Co Ltd	15,000	12,806
United Integrated Services Co Ltd	16,000	98,690
Zeng Hsing Industrial Co Ltd	6,000	25,505
Total Taiwan		1,100,273

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
THAILAND — 1.7%
Bangchak Corp PCL Foreign	47,100	$37,471
Siamgas & Petrochemicals PCL Foreign	61,700	16,099
Thai Vegetable Oil PCL Foreign	36,600	34,399
Total Thailand		87,969

TURKEY — 1.1%
Borusan Mannesmann Boru Sanayi	5,673	12,003
Petkim Petrokimya Holding AS *	11,713	7,890
Soda Sanayii AS	13,460	14,986
Tofas Turk Otomobil Fabrikasi AS	2,400	10,623
Turk Traktor ve Ziraat Makineleri AS *	1,362	13,763
Total Turkey		59,265

UNITED ARAB EMIRATES — 1.2%
Dubai Islamic Bank PJSC	38,793	60,254
Total United Arab Emirates		60,254

Total Common Stock
(Cost $5,202,501)		5,195,682
Total Value of Securities — 99.2%
(Cost $5,202,501)		$5,195,682

Percentages are based on Net Assets of $5,238,892.

*	Non-income producing security.

ADR — American Depositary Receipt
CV — Convertible Security
GDR — Global Depositary Receipt
Ltd. — Limited
REIT — Real Estate Investment Trust

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2020 (Unaudited)

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$474,125	$—	$—	$474,125
Chile	50,767	—	—	50,767
China	69,625	1,320,980	—	1,390,605
Czech Republic	—	13,122	—	13,122
India	273,721	—	—	273,721
Indonesia	—	147,789	—	147,789
Malaysia	—	149,638	—	149,638
Mexico	184,728	—	—	184,728
Philippines	—	96,092	—	96,092
Poland	—	101,909	—	101,909
Qatar	—	53,008	—	53,008
South Africa	17,841	361,305	—	379,146
South Korea	70,886	452,620	—	523,506
Spain	49,765	—	—	49,765
Taiwan	56,672	1,043,601	—	1,100,273
Thailand	—	87,969	—	87,969
Turkey	—	59,265	—	59,265
United Arab Emirates	—	60,254	—	60,254
Total Common Stock	1,248,130	3,947,552	—	5,195,682
Total Investments in Securities	$1,248,130	$3,947,552	$—	$5,195,682

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-002-0200

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date:March 27, 2020